UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 26.9%
BANKS — 16.7%
Australia & New Zealand Banking Group MTN
1.45%, 5/15/18	$5,000,000	$4,995,851
Bank of Montreal
1.69%, VAR ICE LIBOR USD 1 Month+0.130%, 2/26/18	8,000,000	8,000,067
2.18%, VAR ICE LIBOR USD 3 Month+0.450%, 4/17/18	10,000,000	10,006,145
Canadian Imperial Bank of Commerce
1.69%, VAR ICE LIBOR USD 1 Month+0.130%, 3/20/18	15,000,000	15,000,000
1.77%, VAR ICE LIBOR USD 1 Month+0.200%, 6/29/18	15,000,000	15,000,000
Commonwealth Bank of Australia MTN
1.95%, VAR ICE LIBOR USD 3 Month+0.400%, 3/12/18 (A)	12,000,000	12,004,680
1.63%, 3/12/18	10,000,000	10,001,490
International Bank for Reconstruction & Development
1.47%, VAR ICE LIBOR USD 1 Month+-0.090%, 9/7/18	30,000,000	29,997,384
National Australia Bank
1.25%, 3/8/18 (A)	30,075,000	30,071,445
2.30%, 7/25/18	13,230,000	13,258,365
National Bank of Canada
1.88%, VAR ICE LIBOR USD 1 Month+0.320%, 3/22/18	25,000,000	25,000,000
1.40%, 4/20/18 (A)	16,000,000	15,996,188
Royal Bank of Canada
2.36%, VAR ICE LIBOR USD 3 Month+0.700%, 3/22/18	1,000,000	1,000,801
Westpac Banking
1.55%, 5/25/18	5,000,000	4,995,964
		195,328,380
CONSUMER DISCRETIONARY — 2.4%
Toyota Motor Credit
1.50%, VAR ICE LIBOR USD 3 Month+0.080%, 5/17/18	9,300,000	9,301,052
1.55%, 7/13/18	2,353,000	2,351,038
1.67%, 9/27/18	11,500,000	11,500,000
2.10%, 1/17/19	5,000,000	5,002,346
		28,154,436
DOMESTIC/FOREIGN BANK SUPPORTED — 1.2%
Corporate Finance Managers, Ser B
1.60%, 12/1/17 (B)	9,880,000	9,880,000
Partisan Property
1.55%, 12/1/17 (B)	3,506,450	3,506,450
PCP Investors
1.65%, 12/1/17 (B)	970,000	970,000
		14,356,450
ENERGY — 3.0%
Chevron
1.37%, 3/2/18	32,851,000	32,850,182
1.79%, 11/16/18	3,000,000	2,998,333
		35,848,515
FINANCIALS — 0.9%
Bank of New York Mellon MTN
1.35%, 3/6/18	9,200,000	9,198,509
Bank of Nova Scotia
1.96%, VAR ICE LIBOR USD 3 Month+0.250%, 10/12/18	1,100,000	1,100,629
		10,299,138
INFORMATION TECHNOLOGY — 2.7%
Apple
1.00%, 5/3/18	30,000,000	29,972,917
Microsoft
1.30%, 11/3/18	2,000,000	1,993,255
		31,966,172
TOTAL CORPORATE OBLIGATIONS		315,953,091
COMMERCIAL PAPER — 26.9%
BANKS — 4.7%
Australia & New Zealand Bank
1.75%, 7/3/18	25,000,000	25,000,000
Commonwealth Bank of Australia
1.50%, 3/6/18 (A) (C)	20,000,000	19,972,592
Royal Bank of Canada
1.50%, 2/20/18 (C)	10,000,000	9,992,083
		54,964,675
INDUSTRIAL & OTHER COMMERCIAL PAPER — 22.2%
Adventist Health
1.53%, 3/5/18 (C)	9,000,000	8,987,760
Apple
1.58%, 3/26/18 (C)	10,000,000	9,976,886
1.62%, 4/23/18 (C)	10,000,000	9,963,775
CDP Financial
1.75%, 5/1/18 (C)	20,000,000	19,913,967
CPP Capital
1.52%, 3/13/18 (C)	25,000,000	24,957,778
Federation des Caisses Desjardins du Quebec
1.38%, 2/7/18 (C)	20,000,000	19,995,400
Old Line Fund LLC
1.72%, 4/12/18 (C)	15,000,000	14,950,125
Ontario Teachers' Finance Trust
1.43%, 4/2/18 (A) (C)	10,000,000	9,976,333
1.47%, 4/30/18 (A) (C)	15,000,000	14,946,467
1.56%, 6/15/18 (A) (C)	15,000,000	14,914,017
2.03%, 10/19/18 (C)	10,000,000	9,855,555
PSP Capital
1.62%, 4/18/18 (C)	20,000,000	19,932,022
1.67%, 4/19/18 (C)	20,000,000	19,928,989
Trinity Health
1.51%, 2/15/18 (C)	20,000,000	19,988,256
Yale University
1.32%, 2/6/18 (C)	31,650,000	31,644,197
1.48%, 3/7/18 (C)	10,000,000	9,986,022
		259,917,549
TOTAL COMMERCIAL PAPER		314,882,224
MUNICIPAL OBLIGATIONS — 20.6%
California State, High-Speed Passenger Train Project, GO
1.25%, 4/1/18	1,000,000	1,000,000
California State, TECP
1.38%, 2/6/18	3,820,000	3,820,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.50%, 2/1/18 (D)	$1,182,000	$1,182,000
Massachusetts Port Authority, Harborside Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
1.47%, 3/1/18 (A)(D)	5,400,000	5,400,000
Michigan State University, Board of Trustees, TECP
1.43%, 3/5/18	23,000,000	23,000,000
New York State, HFA, Ser A, RB, (LOC: JPMorgan Chase Bank N.A.)
1.55%, 2/7/18 (D)	40,000,000	40,000,000
Norfolk, EDA, Sentara Healthcare Project, RB
1.02%, 2/7/18 (D)	8,200,000	8,200,000
Sentara Healthcare, TECP
1.38%, 2/7/18	26,000,000	26,000,000
1.38%, 2/13/18	3,320,000	3,320,000
1.73%, 5/10/18	4,680,000	4,680,000
South Carolina State, Public Service, TECP
1.67%, 3/1/18	21,210,000	21,210,000
1.67%, 3/6/18	14,000,000	14,000,000
Texas A&M University, TECP
1.50%, 4/3/18	15,000,000	15,000,000
University of California, Ser Z-1, RB
1.47%, 2/1/18 (D)	16,520,000	16,520,000
University of California, Ser Z-2, RB
1.50%, 2/1/18 (D)	23,350,000	23,350,000
University of Pittsburgh, TECP
1.58%, 3/1/18	30,000,000	30,000,000
University of Texas, TECP
1.60%, 5/2/18	5,000,000	5,000,000

TOTAL MUNICIPAL OBLIGATIONS		241,682,000

CERTIFICATES OF DEPOSIT — 5.5%
Bank of Montreal
1.71%, 6/4/18	7,000,000	7,000,000
Bank of Nova Scotia
1.74%, 5/18/18	16,000,000	16,000,000
1.66%, 9/21/18	2,400,000	2,392,796
Canadian Imperial Bank
1.77%, 11/2/18	15,000,000	15,001,138
National Bank of Canada
1.66%, 9/21/18	1,360,000	1,356,564
Royal Bank of Canada
1.37%, 2/6/18	500,000	499,976
1.70%, 3/9/18	325,000	324,997
1.55%, 7/13/18	1,050,000	1,048,686
1.95%, 12/6/18	500,000	499,575
Westpac Banking
1.66%, 2/20/18	20,000,000	20,000,000
TOTAL CERTIFICATES OF DEPOSIT		64,123,732

REGIONAL GOVERNMENT OBLIGATIONS — 3.4%
Province of Ontario Canada
1.20%, 2/14/18	20,000,000	19,997,423
2.00%, 1/30/19	10,000,000	9,993,037
Province of Quebec Canada
4.63%, 5/14/18	10,000,000	10,088,064
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		40,078,524

REPURCHASE AGREEMENTS — 19.7%
Counterparty: Bank of Montreal
1.29% dated 1/31/18, due 2/1/18
in the amount of $15,766,565, fully collateralized by U.S. Treasury obligations, par value $100 - $11,109,900, coupon range 0.000% - 2.500%, maturity range 2/1/18 - 11/15/46, value $16,081,322	15,766,000	15,766,000
Counterparty: Bank of Nova Scotia
1.31% dated 1/31/18, due 2/1/18
in the amount of $140,005,094, fully collateralized by U.S. Treasury obligations, par value $18,895 - $51,656,300, coupon range 0.625% - 3.000%, maturity range 1/16/19 - 11/15/44, value $142,805,206	140,000,000	140,000,000
Counterparty: RBC Capital Markets
1.30% dated 1/31/18, due 2/1/18
in the amount of $75,002,708, fully collateralized by U.S. Treasury obligations, par value $14,100 - $22,561,800, coupon range 2.250% - 9.000%, maturity range 11/15/18 - 5/15/47, value $76,500,061	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		230,766,000

TOTAL INVESTMENTS
(Cost $1,207,485,571) — 103.0%		1,207,485,571
OTHER ASSETS AND LIABILITIES, NET — (3.0)%		(35,088,930)
NET ASSETS — 100.0%		$1,172,396,641

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities amounted to $123,281,722 or 10.52% of net assets of the Portfolio.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

GO — General Obligation
EDA — Economic Development Authority
HFA — Housing Finance Agency
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper
VAR — Variable Rate
USD — U.S. Dollar

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

As of January 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.0%
FANNIE MAE — 2.0%
0.88%, 5/21/18 (A)	$17,505,000	$17,485,976
1.00%, 10/26/18 (A)	10,000,000	9,944,034
		27,430,010
FANNIE MAE, DISCOUNT NOTE — 10.9%
1.12%, 2/8/18 (A) (B)	25,000,000	24,994,555
1.28%, 2/21/18 (A) (B)	15,000,000	14,989,375
1.30%, 3/7/18 (A) (B)	20,000,000	19,975,558
1.41%, 4/11/18 (A) (B)	20,000,000	19,946,333
1.42%, 4/18/18 (A) (B)	20,000,000	19,940,087
1.41%, 4/23/18 (A) (B)	50,000,000	49,842,500
		149,688,408
FEDERAL FARM CREDIT BANK — 6.9%
1.46%, VAR ICE LIBOR USD 3 Month+-0.030%, 3/2/18	2,000,000	2,000,365
1.52%, VAR US Federal Funds Effective Rate+0.100%, 3/26/18	15,000,000	15,003,769
1.42%, 4/2/18	1,000,000	999,991
1.40%, VAR ICE LIBOR USD 1 Month+-0.160%, 5/15/18	15,000,000	15,000,000
1.63%, 8/7/18 (C)	15,000,000	15,000,000
1.43%, VAR ICE LIBOR USD 1 Month+-0.140%, 9/28/18	25,000,000	24,999,165
1.39%, 10/9/18	10,000,000	9,999,634
1.43%, VAR ICE LIBOR USD 1 Month+-0.135%, 1/28/19	12,500,000	12,500,000
		95,502,924
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 12.4%
1.11%, 2/5/18 (B)	5,000,000	4,999,389
1.08%, 2/14/18 (B)	50,000,000	49,980,680
1.12%, 2/27/18 (B)	25,000,000	24,979,958
1.14%, 3/16/18 (B)	7,500,000	7,489,877
1.43%, 4/27/18 (B)	10,000,000	9,966,472
1.43%, 5/7/18 (B)	12,500,000	12,453,160
1.43%, 5/9/18 (B)	35,690,000	35,553,446
1.21%, 6/12/18 (B)	12,500,000	12,445,417
1.77%, 11/28/18 (B)	12,500,000	12,318,750
		170,187,149
FEDERAL HOME LOAN BANK — 5.7%
1.02%, VAR ICE LIBOR USD 3 Month+-0.380%, 2/9/18	15,000,000	14,999,524
1.30%, VAR ICE LIBOR USD 3 Month+-0.160%, 2/26/18	17,500,000	17,501,042
1.38%, 3/9/18	13,500,000	13,501,961
1.33%, VAR ICE LIBOR USD 3 Month+-0.310%, 3/21/18	10,000,000	9,998,742
1.42%, VAR ICE LIBOR USD 1 Month+-0.135%, 5/9/18	7,500,000	7,500,107
1.42%, VAR ICE LIBOR USD 1 Month+-0.135%, 6/12/18	15,000,000	15,000,000
		78,501,376
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 12.8%
1.07%, 2/7/18 (A) (B)	25,000,000	24,995,542
1.28%, 2/22/18 (B)	50,000,000	49,962,667
1.36%, 4/4/18 (B)	50,000,000	49,882,889
1.45%, 4/27/18 (B)	25,000,000	24,915,000
1.48%, 5/9/18 (B)	25,000,000	24,900,979
1.49%, 5/16/18 (B)	1,820,000	1,812,218
		176,469,295
FREDDIE MAC — 1.6%
1.05%, 2/26/18 (A)	4,000,000	4,000,080
0.75%, 4/9/18 (A)	1,125,000	1,124,010
1.00%, 5/29/18 (A)	1,250,000	1,247,893
1.39%, VAR ICE LIBOR USD 1 Month+-0.170%, 6/14/18 (A)	15,000,000	15,000,000
		21,371,983
FREDDIE MAC, DISCOUNT NOTE — 8.7%
1.07%, 2/5/18 (A) (B)	25,000,000	24,997,028
1.12%, 2/9/18 (A) (B)	10,000,000	9,997,522
1.09%, 2/20/18 (A) (B)	25,000,000	24,985,684
1.21%, 3/14/18 (A) (B)	35,000,000	34,951,939
1.20%, 3/19/18 (A) (B)	10,000,000	9,984,794
1.42%, 4/23/18 (A) (B)	15,000,000	14,952,109
		119,869,076
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		839,020,221

COMMERCIAL PAPER — 10.5%

INDUSTRIAL & OTHER COMMERCIAL PAPER — 10.5%
Army & Air Force Exchange Service
1.34%, 2/1/18 (B)	40,000,000	40,000,000
1.41%, 2/2/18 (B)	31,500,000	31,498,772
1.50%, 2/12/18 (B)	22,000,000	21,989,917
1.43%, 2/13/18 (B)	27,000,000	26,987,130
1.45%, 2/26/18 (B)	24,000,000	23,975,833
		144,451,652
TOTAL COMMERCIAL PAPER		144,451,652

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills
1.17%, 3/8/18 (B)	20,000,000	19,977,415
1.36%, 3/22/18 (B)	50,000,000	49,907,887
1.18%, 3/29/18 (B)	40,000,000	39,927,076

TOTAL U.S. TREASURY OBLIGATIONS		109,812,378

REPURCHASE AGREEMENTS — 22.2%
Counterparty: Bank of Montreal
1.29% dated 1/31/18, due 2/1/18
in the amount of $26,238,940, fully collateralized by a U.S. Treasury obligation, par value $22,978,500, coupon 1.250%, maturity 7/15/20, value $26,762,811	26,238,000	26,238,000
Counterparty: Bank of Montreal
1.29% dated 1/30/18, due 2/6/18
in the amount of $60,015,050, fully collateralized by U.S. Treasury obligations, par value $100 - $40,368,200, coupon range 0.000% - 5.250%, maturity range 2/1/18 - 8/15/44, value $61,200,015	60,000,000	60,000,000
Counterparty: Bank of Nova Scotia
1.31% dated 1/31/18, due 2/1/18
in the amount of $150,005,458, fully collateralized by U.S. Treasury obligations, par value $28,890,800 - $49,310,300, coupon range 1.125% - 3.000%, maturity range 2/20/20 - 11/15/46, value $153,005,644	150,000,000	150,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
30% dated 1/31/18, due 2/1/18
in the amount of $70,002,528, fully collateralized by U.S. Treasury obligations, par value $100 - $23,725,800, coupon range 0.000% - 3.125%, maturity range 5/31/18 - 8/15/45, value $71,400,027	$70,000,000	$70,000,000
TOTAL REPURCHASE AGREEMENTS		306,238,000

TOTAL INVESTMENTS
(Cost $1,399,522,251) — 101.7%		1,399,522,251
OTHER ASSETS AND LIABILITIES, NET — (1.7)%		(23,142,074)
NET ASSETS — 100.0%		$1,376,380,177

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
VAR — Variable Rate
USD — U.S. Dollar

As of January 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.2%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.28%, 4/2/18 (A)	$4,650,000	$4,650,000

CALIFORNIA — 12.9%
California State, EFA, California Institute of Technology Project, Ser B, RB
1.06%, 2/1/18 (A)	12,950,000	12,950,000
California State, GO, (LOC: State Street Bank & Trust)
1.07%, 2/1/18 (A)	4,830,000	4,830,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
1.02%, 2/1/18 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.86%, 3/6/18 (A)	20,000,000	20,000,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust)
1.11%, 2/1/18 (A)	2,500,000	2,500,000
California Statewide, Community Development Authority, Ser B, RB
1.26%, 2/1/18 (A)	3,200,000	3,200,000
Irvine Ranch Water District, Ser A-2, SAB
1.23%, 2/1/18 (A)	4,800,000	4,800,000
Irvine Ranch, Water District, Ser A-1, SAB
1.23%, 2/1/18 (A)	2,800,000	2,800,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.98%, 7/1/18 (A)	8,000,000	8,000,000
University of California, Ser AL-2, RB
1.09%, 2/1/18 (A)	28,400,000	28,400,000
		92,480,000
COLORADO — 0.8%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.26%, 2/1/18 (A)	1,765,000	1,765,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
1.23%, 2/1/18 (A)	4,365,000	4,365,000
		6,130,000
CONNECTICUT — 1.2%
Connecticut State, Health & Education Authority, TECP
1.26%, 3/8/18	8,980,000	8,980,000

FLORIDA — 3.2%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.15%, 2/15/18 (A)(B)	6,090,000	6,090,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
1.15%, 2/15/18 (A)(B)	2,000,000	2,000,000
Jacksonville, Health Care Facilities, TECP
0.86%, 4/5/18	15,000,000	15,000,000
		23,090,000
GEORGIA — 7.6%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.17%, 3/1/18 (A)	2,700,000	2,700,000
Georgia State, Ser C, GO
5.00%, 7/1/18	10,000,000	10,164,627
Main Street Natural Gas, Sub-Ser A2, RB
1.26%, 2/1/18 (A)	25,000,000	25,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
1.12%, 2/1/18 (A)	16,500,000	16,500,000
		54,364,627
IDAHO — 0.6%
Idaho State, GO
4.00%, 6/29/18	4,000,000	4,049,656

ILLINOIS — 4.5%
Illinois State, Educational Facility Authority, TECP
1.00%, 3/5/18	12,000,000	12,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust)
1.16%, 2/1/18 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
1.06%, 2/1/18 (A)	12,300,000	12,300,000
Lake County, Solid Waste Disposal, Countryside Landfill Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.19%, 2/1/18 (A)	2,170,000	2,170,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.32%, 2/1/18 (A)	3,630,000	3,630,000
		32,100,000
INDIANA — 0.1%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
1.06%, 2/7/18 (A)	700,000	700,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.4%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.17%, 4/1/18 (A)	$5,095,000	$5,095,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
1.17%, 3/1/18 (A)	4,655,000	4,655,000
		9,750,000
LOUISIANA — 0.7%
East Baton Rouge Parish, IDB, ExxonMobil Project, Ser A, RB
0.94%, 2/1/18 (A)	5,000,000	5,000,000

MARYLAND — 5.7%
Maryland State, Health & Higher Education Authority, TECP
1.33%, 8/15/18	13,161,000	13,161,000
Maryland State, Health & Higher Education Authority, TECP
1.00%, 2/5/18	11,000,000	11,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
1.14%, 3/1/18 (A)	4,375,000	4,375,000
Montgomery County, TECP
1.38%, 4/3/18	12,000,000	12,000,000
		40,536,000
MASSACHUSETTS — 3.8%
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.74%, 2/1/18 (A)	2,015,000	2,015,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.10%, 2/1/18 (A) (C)	5,000,000	5,000,000
Massachusetts State, Ser A, GO
2.00%, 4/23/18	5,000,000	5,012,894
Massachusetts State, Ser A, GO, (LOC: Assured Guaranty)
5.25%, 8/1/18	5,060,000	5,155,764
Massachusetts State, Ser B, GO
2.00%, 5/21/18	10,000,000	10,033,947
		27,217,605
MICHIGAN — 4.9%
Michigan State University, RB
1.06%, 2/1/18 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
1.14%, 3/1/18 (A)	4,285,000	4,285,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
1.22%, 2/1/18 (A)	7,700,000	7,700,000
University of Michigan, Ser B, RB
0.89%, 2/1/18 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.88%, 2/1/18 (A)	4,950,000	4,950,000
University of Michigan, Ser D-2, RB
1.05%, 2/1/18 (A)	4,240,000	4,240,000
		34,975,000
MINNESOTA — 4.6%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
1.10%, 2/7/18 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
1.14%, 2/1/18 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.95%, 2/6/18	7,200,000	7,200,000
University of Minnesota, TECP
0.95%, 2/2/18	12,000,000	12,000,000
		32,985,000
MISSISSIPPI — 2.6%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
0.96%, 2/1/18 (A)	2,100,000	2,100,000
Mississippi State, Business Finance, Chevron USA Project, Ser D, RB
0.96%, 2/1/18 (A)	5,000,000	5,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.96%, 2/1/18 (A)	5,000,000	5,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.99%, 2/1/18 (A)	6,500,000	6,500,000
		18,600,000
MISSOURI — 4.9%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
1.08%, 2/7/18 (A)	5,300,000	5,300,000
University of Missouri, TECP
1.38%, 3/5/18	19,640,000	19,640,000
University of Missouri, TECP
0.98%, 2/6/18	10,000,000	10,000,000
		34,940,000
MULTI-STATE — 4.2%
Freddie Mac, MFC, Ser M020, AMT, RB
1.21%, 2/1/18 (A)	26,337,000	26,337,000
Freddie Mac, MFC, Ser M031, RB
1.19%, 2/1/18 (A)	3,885,000	3,885,000
		30,222,000
NEVADA — 1.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust)
1.12%, 7/1/18 (A)	5,500,000	5,500,000
Nevada State, Housing Division, Multi-Unit Housing Project, Ser A, AMT, RB, (LOC: Wachovia Bank, N.A.)
1.31%, 2/1/18 (A)	5,670,000	5,670,000
		11,170,000
NEW YORK — 7.4%
MTA, Ser E-3, RB, (LOC: Bank of Montreal)
1.16%, 2/1/18 (A)	7,455,000	7,455,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	$13,450,000	$13,450,000
NYC, Sub-Ser I, GO, (LOC: Bank of New York Mellon)
1.01%, 2/1/18 (A)	1,000,000	1,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.98%, 2/15/18 (A)	4,590,000	4,590,000
NYC, Water & Sewer System, Ser B-4, RB
0.98%, 2/15/18 (A)	1,100,000	1,100,000
NYS, Dormitory Authority, Ser B-GRP, RB
5.00%, 2/15/18	14,610,000	14,633,147
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
1.11%, 2/1/18 (A)	10,600,000	10,600,000
		52,828,147
OHIO — 1.4%
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
1.06%, 2/7/18 (A)	10,000,000	10,000,000

OREGON — 1.2%
Oregon State, Ser A, GO
5.00%, 9/28/18	5,000,000	5,130,653
Oregon State, Veterans Welfare Project, Ser 9, GO
1.09%, 2/1/18 (A)	3,630,000	3,630,000
		8,760,653
PENNSYLVANIA — 1.3%
Pennsylvania State University, Ser B, RB
1.05%, 3/1/18 (A)	9,000,000	9,000,000

TEXAS — 11.5%
Brazos River Harbor, Merey Sweeney Project, AMT, (LOC: Bank of Nova Scotia)
1.00%, 2/1/18 (A)	7,500,000	7,500,000
Brazos River Harbor, Merey Sweeney Project, AMT, (LOC: Bank of Nova Scotia)
1.00%, 2/1/18 (A)	12,500,000	12,500,000
Dallas Area, Transit Authority, TECP
1.34%, 4/5/18	10,000,000	10,000,000
Harris County, IDC, Exxon Project, AMT, RB
0.96%, 2/1/18 (A)	8,000,000	8,000,000
Houston, GO
2.00%, 6/29/18	5,000,000	5,021,676
Houston, GO
2.50%, 6/29/18	5,000,000	5,031,529
Houston, GO
3.00%, 6/29/18	10,000,000	10,083,538
Lower Neches Valley Authority, IDC, ExxonMobil Project, RB
0.98%, 2/1/18 (A)	2,000,000	2,000,000
Lower Neches Valley Authority, IDC, ExxonMobile Project, RB
0.98%, 2/1/18 (A)	4,400,000	4,400,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
1.22%, 2/15/18 (A)(B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
1.05%, 2/1/18 (A)	7,800,000	7,800,000
University of Texas, Permanent University Funding System, Ser A, RB
1.05%, 2/1/18 (A)	4,600,000	4,600,000
		82,236,743
UTAH — 1.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.21%, 2/1/18 (A)	10,490,000	10,490,000

VIRGINIA — 5.8%
Norfolk, Development Authority, TECP
0.99%, 2/7/18	11,000,000	11,000,000
Norfolk, Development Authority, TECP
1.11%, 2/5/18	10,000,000	10,000,000
Norfolk, EDA, Sentara Healthcare Project, RB
1.02%, 2/7/18 (A)	9,700,000	9,700,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
1.40%, 2/1/18 (A)	100,000	100,000
University of Virginia, TECP
1.26%, 3/13/18	7,985,000	7,985,000
University of Virginia, TECP
1.18%, 2/13/18	2,500,000	2,500,000
		41,285,000
WASHINGTON — 2.9%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.19%, 2/7/18 (A)	600,000	600,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.56%, 2/7/18 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.22%, 2/1/18 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.22%, 2/15/18 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.22%, 2/15/18 (A)(B)	4,620,000	4,620,000
		21,005,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING — 0.3%
Sweetwater County, Pacificorp Project, AMT, RB, (LOC: Bank of Nova Scotia)
1.06%, 2/1/18 (A)	$1,900,000	$1,900,000

TOTAL MUNICIPAL OBLIGATIONS		709,445,431

TOTAL INVESTMENTS
(Cost $709,445,431) — 99.2%		709,445,431
OTHER ASSETS AND LIABILITIES, NET — 0.8%		5,401,365
NET ASSETS — 100.0%		$714,846,796

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities amounted to $5,000,000 or 0.70% of net assets of the Portfolio.

AMT — Alternative Minimum Tax
DFA — Developmental Finance Authority
EDA — Economic Development Authority
EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corp.
IDRB — Industrial Development Revenue Bond
LLC — Limited Liability Company
LOC — Letter of Credit
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
MTA — Metropolitan Transportation Authority
N.A. — National Association
NYC — New York City
NYS — New York State
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.7%
CALIFORNIA — 98.7%
California State, EFA, California Institute of Technology Project, Ser B, RB
1.06%, 2/1/18 (A)	$8,500,000	$8,500,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.97%, 2/1/18 (A)	3,400,000	3,400,000
California State, GO, (LOC: State Street Bank & Trust)
1.07%, 2/1/18 (A)	3,850,000	3,850,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.98%, 2/7/18 (A)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
1.02%, 2/1/18 (A)	10,500,000	10,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust)
1.05%, 2/7/18 (A)	8,450,000	8,450,000
California State, Health Facilities Financing Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.73%, 2/1/18 (A)	500,000	500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.86%, 3/6/18 (A)	5,275,000	5,275,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.96%, 2/5/18 (A)	5,500,000	5,500,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust)
0.65%, 2/1/18 (A)	1,900,000	1,900,000
California State, MFA, ExxonMobil Project, AMT, RB
0.94%, 2/1/18 (A)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.11%, 2/1/18 (A)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.15%, 2/1/18 (A)	1,000,000	1,000,000
California State, PCFA, ExxonMobil Project, AMT, RB
0.94%, 2/1/18 (A)	1,600,000	1,600,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: Canadian Imperial Bank)
0.99%, 2/1/18 (A)	1,000,000	1,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.67%, 2/1/18 (A)	4,000,000	4,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
1.15%, 2/15/18 (A)(B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
1.14%, 2/15/18 (A)(B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Oakmont Senior Living-Y, AMT, RB, (LOC: Fannie Mae)
1.16%, 2/15/18 (A)(B)	10,000,000	10,000,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust)
1.11%, 2/1/18 (A)	8,500,000	8,500,000
California Statewide, Community Development Authority, Ser B, RB
1.26%, 2/1/18 (A)	10,000,000	10,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.73%, 2/1/18 (A)	800,000	800,000
Irvine Ranch, Water District, Ser A-1, SAB
1.23%, 2/1/18 (A)	8,800,000	8,800,000
Irvine Unified School District, Community Facilities District No. 09, SAB, (LOC: U.S. Bank, N.A.)
0.73%, 2/1/18 (A)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust)
0.82%, 2/1/18 (A)	607,000	607,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.16%, 2/15/18 (A)(B)	6,800,000	6,800,000
Los Angeles County, GO
5.00%, 6/29/18	2,500,000	2,541,182
Los Angeles County, Ser A, GO
5.00%, 6/28/18	7,000,000	7,113,651
Los Angeles County, TECP
1.33%, 4/5/18	10,775,000	10,775,000
Los Angeles, Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
1.16%, 2/1/18 (A)(B)	9,500,000	9,500,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.98%, 7/1/18 (A)	9,460,000	9,460,000
Riverside County, GO
2.00%, 6/29/18	5,000,000	5,022,692
Riverside County, Ser A, GO
3.00%, 10/25/18	2,500,000	2,537,065

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Sacramento, Municipal Utility Authority, TECP
1.09%, 3/2/18	$10,000,000	$10,000,000
San Diego County, COP, (LOC: Northern Trust)
1.25%, 2/1/18 (A)	1,550,000	1,550,000
San Diego, Unified School District, Ser H-2, GO
4.00%, 7/1/18	5,500,000	5,570,023
San Francisco City & County, TECP
1.04%, 2/6/18	3,898,000	3,898,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.01%, 2/7/18 (A)	4,900,000	4,900,000
University of California, Ser AL-1, RB
1.05%, 2/1/18 (A)	1,000,000	1,000,000
University of California, Ser AL-2, RB
1.09%, 2/1/18 (A)	3,400,000	3,400,000
University of California, Ser AL-4, RB
1.08%, 2/1/18 (A)	4,700,000	4,700,000
Whittier, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
1.05%, 2/7/18 (A)	9,300,000	9,300,000

TOTAL MUNICIPAL OBLIGATIONS		220,779,613

TOTAL INVESTMENTS
(Cost $220,779,613) — 98.7%		220,779,613
OTHER ASSETS AND LIABILITIES, NET — 1.3%		2,952,481
NET ASSETS — 100.0%		$223,732,094

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax
COP — Certificate of Participation
EFA — Educational Facilities Authority
GO — General Obligation
LOC — Letter of Credit
MFA — Municipal Finance Authority
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2018, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
NEW YORK — 99.6%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.22%, 2/1/18 (A)(B)	$6,220,000	$6,220,000
Geneva, HFA, Depaul Community Facilities, Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust)
1.28%, 2/1/18 (B)	1,410,000	1,410,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.15%, 2/2/18 (B)	7,000,000	7,000,000
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	4,000,000	4,000,000
New York & New Jersey, Port Authority, TECP
1.35%, 2/22/18	3,500,000	3,500,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
1.10%, 2/7/18 (A)(B)	7,000,000	7,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.10%, 2/7/18 (A)(B)	7,200,000	7,200,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.10%, 2/7/18 (A)(B)	5,000,000	5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3A, RB
0.98%, 2/1/18 (B)	1,100,000	1,100,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.98%, 2/1/18 (B)	1,200,000	1,200,000
NYC, Sub-Ser I, GO, (LOC: Bank of New York Mellon)
1.01%, 2/1/18 (B)	2,700,000	2,700,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, RB
1.14%, 2/1/18 (B)	900,000	900,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, RB
0.98%, 2/1/18 (B)	1,000,000	1,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB
0.98%, 2/1/18 (B)	3,350,000	3,350,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.98%, 2/1/18 (B)	800,000	800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.98%, 2/1/18 (B)	500,000	500,000
NYC, Trust for Cultural Resources, RB
1.20%, 2/1/18 (B)	7,000,000	7,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.98%, 2/1/18 (B)	400,000	400,000
NYC, Water & Sewer System, Ser B-4, RB
0.98%, 2/1/18 (B)	2,225,000	2,225,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
1.13%, 2/1/18 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
1.13%, 2/1/18 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, RB
1.32%, 2/1/18	8,000,000	8,000,000
NYS, Dormitory Authority, Ser 2015B-A, RB
5.00%, 3/15/18	6,000,000	6,029,822
NYS, Dormitory Authority, Ser B-GRP, RB
5.00%, 2/15/18	7,500,000	7,511,883
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
1.11%, 2/7/18 (B)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Sub-Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
1.12%, 2/7/18 (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.10%, 2/7/18 (A)(B)	4,200,000	4,200,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.10%, 2/7/18 (A)(B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB
1.10%, 2/7/18 (B)	6,950,000	6,950,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
1.10%, 2/7/18 (B)	3,045,000	3,045,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
1.05%, 2/7/18 (A)(B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.12%, 2/7/18 (B)	7,000,000	7,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
1.10%, 2/7/18 (A)(B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.16%, 2/7/18 (A)(B)	3,000,000	3,000,000
NYS, MTA, Ser E-3, RB, (LOC: Bank of Montreal)
1.16%, 2/1/18 (B)	6,530,000	6,530,000
NYS, MTA, Sub-Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.98%, 2/1/18 (B)	700,000	700,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.10%, 2/7/18 (B)	6,200,000	6,200,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Syracuse, Industrial Development Agency, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
1.07%, 2/7/18 (B)	$1,000,000	$1,000,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust)
1.02%, 2/7/18 (B)	5,350,000	5,350,000
TOTAL MUNICIPAL OBLIGATIONS		149,441,705

TOTAL INVESTMENTS
(Cost $149,441,705) — 99.6%		149,441,705
OTHER ASSETS AND LIABILITIES, NET — 0.4%		560,547
NET ASSETS — 100.0%		$150,002,252

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Authority
IDA — Industrial Development Authority
LOC — Letter of Credit
MTA — Metropolitan Transportation Authority
N.A. — National Association
NYC — New York City
NYS — New York State
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2018, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.7%
FANNIE MAE — 2.2%
0.88%, 5/21/18 (A)	$17,505,000	$17,485,976
1.00%, 10/26/18 (A)	10,000,000	9,944,034
		27,430,010
FANNIE MAE, DISCOUNT NOTE — 14.3%
1.12%, 2/8/18 (A) (B)	50,000,000	49,989,111
1.28%, 2/21/18 (A) (B)	15,000,000	14,989,375
1.30%, 3/7/18 (A) (B)	20,000,000	19,975,558
1.41%, 4/11/18 (A) (B)	20,000,000	19,946,333
1.42%, 4/18/18 (A) (B)	20,000,000	19,940,087
1.41%, 4/23/18 (A) (B)	50,000,000	49,842,500
		174,682,964
FEDERAL FARM CREDIT BANK — 7.8%
1.46%, VAR ICE LIBOR USD 3 Month+-0.030%, 3/2/18	2,000,000	2,000,365
1.52%, VAR US Federal Funds Effective Rate+0.100%, 3/26/18	15,000,000	15,003,769
1.42%, 4/2/18	1,000,000	999,991
1.40%, VAR ICE LIBOR USD 1 Month+-0.160%, 5/15/18	15,000,000	15,000,000
1.63%, 8/7/18 (C)	15,000,000	15,000,000
1.43%, VAR ICE LIBOR USD 1 Month+-0.140%, 9/28/18	25,000,000	24,999,165
1.39%, 10/9/18	10,000,000	9,999,634
1.43%, VAR ICE LIBOR USD 1 Month+-0.135%, 1/28/19	12,500,000	12,500,000
		95,502,924
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 13.9%
1.11%, 2/5/18 (B)	5,000,000	4,999,389
1.08%, 2/14/18 (B)	50,000,000	49,980,680
1.12%, 2/27/18 (B)	25,000,000	24,979,958
1.14%, 3/16/18 (B)	7,500,000	7,489,877
1.43%, 4/27/18 (B)	10,000,000	9,966,472
1.43%, 5/7/18 (B)	12,500,000	12,453,160
1.43%, 5/9/18 (B)	35,690,000	35,553,446
1.21%, 6/12/18 (B)	12,500,000	12,445,417
1.77%, 11/28/18 (B)	12,500,000	12,318,750
		170,187,149
FEDERAL HOME LOAN BANK — 6.4%
1.42%, VAR ICE LIBOR USD 1 Month+-0.135%, 8/12/17	15,000,000	15,000,000
1.33%, VAR ICE LIBOR USD 3 Month+-0.310%, 9/21/17	10,000,000	9,998,742
1.02%, VAR ICE LIBOR USD 3 Month+-0.380%, 2/9/18	15,000,000	14,999,524
1.30%, VAR ICE LIBOR USD 3 Month+-0.160%, 2/26/18	17,500,000	17,501,042
1.38%, 3/9/18	13,500,000	13,501,961
1.42%, VAR ICE LIBOR USD 1 Month+-0.135%, 5/9/18	7,500,000	7,500,107
		78,501,376
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 13.6%
1.07%, 2/7/18 (A) (B)	25,000,000	24,995,542
1.28%, 2/22/18 (B)	50,000,000	49,962,667
1.36%, 4/4/18 (B)	50,000,000	49,882,889
1.45%, 4/27/18 (B)	15,000,000	14,949,000
1.48%, 5/9/18 (B)	25,000,000	24,900,979
1.49%, 5/16/18 (B)	1,820,000	1,812,218
		166,503,295
FREDDIE MAC — 1.7%
1.05%, 2/26/18 (A)	4,000,000	4,000,080
0.75%, 4/9/18 (A)	1,125,000	1,124,010
1.00%, 5/29/18 (A)	1,250,000	1,247,893
1.39%, VAR ICE LIBOR USD 1 Month+-0.170%, 6/14/18 (A)	15,000,000	15,000,000
		21,371,983
FREDDIE MAC, DISCOUNT NOTE — 9.8%
1.07%, 2/5/18 (A) (B)	25,000,000	24,997,028
1.12%, 2/9/18 (A) (B)	10,000,000	9,997,522
1.09%, 2/20/18 (A) (B)	25,000,000	24,985,684
1.21%, 3/14/18 (A) (B)	35,000,000	34,951,939
1.20%, 3/19/18 (A) (B)	10,000,000	9,984,794
1.42%, 4/23/18 (A) (B)	15,000,000	14,952,109
		119,869,076
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		854,048,777

COMMERCIAL PAPER — 10.5%

INDUSTRIAL & OTHER COMMERCIAL PAPER — 10.5%
Army & Air Force Exchange Service
1.34%, 2/1/18 (B)	40,000,000	40,000,000
1.41%, 2/2/18 (B)	31,500,000	31,498,772
1.50%, 2/12/18 (B)	22,000,000	21,989,917
1.43%, 2/13/18 (B)	27,000,000	26,987,130
1.45%, 2/26/18 (B)	8,000,000	7,991,944
TOTAL COMMERCIAL PAPER		128,467,763

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bills
1.17%, 3/8/18 (B)	20,000,000	19,977,415
1.36%, 3/22/18 (B)	50,000,000	49,907,887
1.18%, 3/29/18 (B)	40,000,000	39,927,076

TOTAL U.S. TREASURY OBLIGATIONS		109,812,378

REPURCHASE AGREEMENTS — 12.1%
Counterparty: Bank of Montreal
1.29% dated 1/31/18, due 2/1/18
in the amount of $73,324,627, fully collateralized by U.S. Treasury obligations, par value $100 - $73,297,000, coupon range 0.125% - 3.625%, maturity range 7/15/22 - 5/15/47, value $74,788,479	73,322,000	73,322,000
Counterparty: Bank of Montreal
1.29% dated 1/30/18, due 2/6/18
in the amount of $60,015,050, fully collateralized by U.S. Treasury obligations, par value $15,800 - $23,811,000, coupon range 0.000% - 4.625%, maturity range 4/26/18 - 8/15/44, value $61,200,012	60,000,000	60,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia
1.31% dated 1/31/18, due 2/1/18
in the amount of $10,000,364, fully collateralized by a U.S. Treasury obligation, par value $10,277,000, coupon 1.250%, maturity 8/31/19, value $10,200,469	$10,000,000	$10,000,000
Counterparty: RBC Capital Markets
1.30% dated 1/31/18, due 2/1/18
in the amount of $5,000,181, fully collateralized by U.S. Treasury obligations, par value $74,200 - $1,245,200, coupon range 1.250% - 8.000%, maturity range 12/15/18 - 5/15/42, value $5,100,030	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		148,322,000

TOTAL INVESTMENTS
(Cost $1,240,650,918) — 101.3%		1,240,650,918
OTHER ASSETS AND LIABILITIES, NET — (1.3)%		(16,134,074)
NET ASSETS — 100.0%		$1,224,516,844

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.

ICE – International Currency Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

VAR – Variable Rate

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 58.1%
U.S. Treasury Bills
1.06%, 2/15/18 (A)	$50,000,000	$49,979,486
1.37%, 3/1/18 (A)	50,000,000	49,946,645
1.17%, 3/8/18 (A)	50,000,000	49,944,314
1.36%, 3/22/18 (A)	35,000,000	34,939,451
1.18%, 3/29/18 (A)	50,000,000	49,907,756
1.50%, 6/21/18 (A)	20,000,000	19,883,722
1.58%, 7/12/18 (A)	20,000,000	19,859,393
1.65%, 9/13/18 (A)	15,000,000	14,847,960

U.S. Treasury Notes
1.60%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 10/31/18	5,000,000	5,008,804

TOTAL U.S. TREASURY OBLIGATIONS		294,317,531

REPURCHASE AGREEMENTS — 42.0%
Counterparty: Bank of Montreal
1.29% dated 1/30/18, due 2/6/18
in the amount of $30,007,525, fully collateralized by U.S. Treasury obligations, par value $500 - $8,217,800, coupon range 0.000% - 4.625%, maturity range 2/1/18 - 5/15/45, value $30,600,039	30,000,000	30,000,000
Counterparty: Bank of Montreal
1.29% dated 1/31/18, due 2/1/18
in the amount of $47,820,714, fully collateralized by U.S. Treasury obligations, par value $100 - $40,403,400, coupon range 0.625% - 3.375%, maturity range 8/31/18 - 2/15/44, value $48,775,441	47,819,000	47,819,000
Counterparty: Bank of Nova Scotia
1.31% dated 1/31/18, due 2/1/18
in the amount of $65,002,365, fully collateralized by U.S. Treasury obligations, par value $10,900 - $39,464,700, coupon range 0.125% - 6.000%, maturity range 4/15/19 - 2/15/26, value $66,302,456	65,000,000	65,000,000
Counterparty: RBC Capital Markets
1.30% dated 1/31/18, due 2/1/18
in the amount of $70,002,528, fully collateralized by U.S. Treasury obligations, par value $100 - $28,511,000, coupon range 0.125% - 2.875%, maturity range 12/31/18 - 5/15/43, value $71,400,084	70,000,000	70,000,000
TOTAL REPURCHASE AGREEMENTS		212,819,000

TOTAL INVESTMENTS
(Cost $507,136,531) — 100.1%		507,136,531
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(457,419)
NET ASSETS — 100.0%		$506,679,112

(A)	The rate shown is the effective yield at time of purchase.

VAR – Variable Rate

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date:  March 28, 2018

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date:  March 28, 2018

* Print the name and title of each signing officer under his or her signature.